Income Taxes - Balances (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Income Tax [Line Items]
Income taxes receivable	$ 46	$ 15
Federal
Income Tax [Line Items]
Income taxes receivable	44	15
State
Income Tax [Line Items]
Income taxes receivable	$ 2	$ 0